Long-Term Bank Loans (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019
Total		$ 6,556,708
Project Loans
Maturity Date		Dec. 20, 2020
Bank Name		Bank of Hangzhou
Interest Rate per Annum (%)		5.88%
Total	[1]	$ 3,642,616
Project Loans One [Member]
Maturity Date		Dec. 20, 2020
Bank Name		Bank of Hangzhou
Interest Rate per Annum (%)		5.88%
Total	[2]	$ 2,914,092

[1]	Repaid on June 17, 2019.
[2]	Repaid on December 3, 2019.